NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.5%
---------------------------------------------------------------------------
    $  6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(1)                         $    4,833,613
      17,050       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                        18,425,253
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,235,858
       4,860       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                   5,015,471
       4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,311,416
       9,580       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                          10,016,369
      15,000       Illinois Development Finance Authority,
                   (Care Institute, Inc.), 7.80%, 6/1/25         15,454,350
       4,605       New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20              4,167,064
       9,605       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                 9,957,696
       4,935       North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24(2)            2,371,860
       7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,454,030
      12,140       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                13,120,912
---------------------------------------------------------------------------
                                                             $   99,363,892
---------------------------------------------------------------------------
Cogeneration -- 6.2%
---------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,726,343
      30,145       New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         30,930,277
      12,950       Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(2)                        8,547,000
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,094,266
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,811,056
       7,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 6,986,700
       5,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,008,250
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,449,452
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
    $  1,811       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                           $    1,399,200
       8,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                6,181,442
      12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                            1,232,656
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                              482,344
---------------------------------------------------------------------------
                                                             $  112,848,986
---------------------------------------------------------------------------
Education -- 0.8%
---------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(3)                  $    4,404,108
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31          10,737,582
---------------------------------------------------------------------------
                                                             $   15,141,690
---------------------------------------------------------------------------
Electric Utilities -- 4.5%
---------------------------------------------------------------------------
    $ 11,800       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   10,606,548
      10,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                                  9,999,400
      13,000       Connecticut Development Authority,
                   (Western Massachusetts Electric),
                   5.85%, 9/1/28                                 12,999,220
      11,000       Intermountain Power Agency, UT, Variable
                   Rate, 7/1/19(4)(5)                            12,216,820
      22,000       Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       22,326,480
       5,000       Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy),
                   5.95%, 5/1/30                                  4,701,250
       8,000       North Carolina Municipal Power Agency,
                   6.50%, 1/1/20                                  8,448,400
---------------------------------------------------------------------------
                                                             $   81,298,118
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.9%
---------------------------------------------------------------------------
    $ 42,500       Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                            $   13,290,600
       2,200       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,745,446
      11,195       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/22                                 2,760,463
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                39,794,093
     244,325       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                60,663,454

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $ 11,175       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $    2,774,641
       7,000       Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22          8,586,130
     101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                24,481,864
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                12,807,185
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                4,946,949
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,602,905
      10,865       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          13,106,015
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,402,932
       1,000       Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,119,550
     100,000       Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                                 49,946,000
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           17,565,807
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            4,285,050
---------------------------------------------------------------------------
                                                             $  270,879,084
---------------------------------------------------------------------------
General Obligations -- 0.8%
---------------------------------------------------------------------------
    $ 15,500       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26           $   14,318,435
---------------------------------------------------------------------------
                                                             $   14,318,435
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $  3,369       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    3,008,013
       3,613       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36                 3,334,666
---------------------------------------------------------------------------
                                                             $    6,342,679
---------------------------------------------------------------------------
Hospital -- 7.3%
---------------------------------------------------------------------------
    $  6,500       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(2)                          $    3,250,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
    $  2,290       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $    2,357,257
      12,600       California Health Facilities Authority,
                   (Cedars-Sinai Medical Center), Variable
                   Rate, 12/1/34(4)(5)                           14,233,842
      20,705       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                21,175,832
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,339,049
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,051,440
      18,000       District of Columbia, (Medlantic),
                   Variable Rate, 8/15/38                        18,000,000
       3,530       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,206,828
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             842,420
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,105,186
       4,500       Indiana Health Facilities Authority,
                   (Memorial Hospital and Health Care
                   Center), 7.40%, 3/1/22                         4,604,580
      10,220       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,309,323
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,039,660
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,044,600
      13,315       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,415,705
       3,500       New Jersey Health Care Facilities
                   Authority, (Trinitas Hospital),
                   7.50%, 7/1/30                                  3,520,510
       4,000       Oneida County, NY, IDA, (Elizabeth
                   Medical), 6.00%, 12/1/29                       3,264,520
       6,038       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(2)                       422,670
       1,510       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(2)                        105,667
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(2)                              1,230,000
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,951,457
      12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(4)(5)                                13,023,250
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,612,016
---------------------------------------------------------------------------
                                                             $  133,105,812
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Housing -- 7.2%
---------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,097,710
       7,845       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 6,851,274
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,636,420
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,548,073
       8,550       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(4)                9,287,437
       3,465       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   2,181,148
      10,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), Variable Rate, 12/1/34          10,000,000
       6,360       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/29(4)(5)                                  6,017,005
         600       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/34(4)(5)                                    642,510
       2,250       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   1,416,780
       1,225       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), (AMT), Variable Rate,
                   6/1/36(4)(5)                                     760,639
       1,645       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT), Variable
                   Rate, 9/1/36(4)(5)                             1,193,036
       6,150       California Statewide Communities
                   Development Authority, (San Luis
                   Village), (AMT), Variable Rate, 9/1/36         6,150,000
      16,000       Charter Mac Equity Trust, (AMT),
                   6.625%, 6/30/09                               16,025,280
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,924,474
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,836,775
       3,850       Illinois Development Finance Authority,
                   Multifamily, 3.85%, 12/1/13                    3,850,000
      10,460       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,867,546
       1,395       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,304,297
       8,075       Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                                 8,032,445
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $ 15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36        $   15,779,552
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments),
                   (AMT), 6.00%, 5/1/31                           8,174,504
---------------------------------------------------------------------------
                                                             $  131,576,905
---------------------------------------------------------------------------
Industrial Development Revenue -- 13.0%
---------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,784,578
      10,260       Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25             10,321,355
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                           56,600
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          1,919,780
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           6,174,690
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,874,545
      25,250       Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(4)(5)       25,296,460
       8,000       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,491,840
       7,545       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                                7,629,278
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,658,423
       6,370       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          6,558,425
       1,575       Knox County, TN, Industrial Development
                   Revenue (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,532,727
       7,000       Knox County, TN, Industrial Development
                   Revenue, (Weisgarber Partners),
                   6.875%, 12/1/14                                6,753,180
       4,365       Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 4,042,077
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,553,235
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,174,600
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,167,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,248,850
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,558,065
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,158,840

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $  1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                             $    1,422,030
      11,885       New Jersey EDA, RITES,
                   Variable Rate, 9/15/29(4)(5)                  10,517,987
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    148,000
      22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22(2)                        9,944,000
      11,440       Pennsylvania Solid Waste Disposal, (USG
                   Corp.), (AMT), 6.00%, 6/1/31                   7,644,437
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,725,900
       2,585       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24                    1,538,075
       2,000       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25                    1,190,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,327,305
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,185,168
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,851,450
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(2)           99,050
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(4)(5)                   19,185,795
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,342,920
---------------------------------------------------------------------------
                                                             $  236,076,765
---------------------------------------------------------------------------
Insured-Education -- 0.7%
---------------------------------------------------------------------------
    $ 13,580       Puerto Rico, ITEM and ECFA, (University
                   Plaza), (MBIA), 5.00%, 7/1/33             $   13,396,942
---------------------------------------------------------------------------
                                                             $   13,396,942
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
---------------------------------------------------------------------------
    $ 12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                    $   12,056,125
      10,500       Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,054,905
      16,000       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         14,766,880
      10,000       Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          10,185,800
       6,600       Sacramento, CA, Municipal Utility
                   District, (MBIA), 4.00%, 11/15/15              6,600,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Electric Utilities (continued)
---------------------------------------------------------------------------
    $ 16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(4)                               $   18,294,375
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(4)(5)                   14,217,938
---------------------------------------------------------------------------
                                                             $   86,176,023
---------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
---------------------------------------------------------------------------
    $ 15,000       California, AMBAC, Variable Rate,
                   5/1/26(4)(5)                              $   16,652,100
      14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 2,910,040
      10,000       Umatilla County, OR, School District No.
                   008R, (MBIA), 5.20%, 6/15/19                  10,166,200
      10,000       University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 9,025,900
      10,000       West Virginia, (FGIC), 4.50%, 6/1/23           9,090,700
---------------------------------------------------------------------------
                                                             $   47,844,940
---------------------------------------------------------------------------
Insured-Hospital -- 1.9%
---------------------------------------------------------------------------
    $ 12,000       Maricopa County, AZ, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37       $   12,004,440
      15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                       13,969,168
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,242,497
---------------------------------------------------------------------------
                                                             $   35,216,105
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $  7,520       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,117,765
---------------------------------------------------------------------------
                                                             $    8,117,765
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.7%
---------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(4)(5)                             $   12,427,283
---------------------------------------------------------------------------
                                                             $   12,427,283
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
---------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                    $    1,979,095
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,291,447
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,371,400

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
---------------------------------------------------------------------------
    $  7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA), 0.00%, 3/1/10  $    4,678,030
       6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,802,980
---------------------------------------------------------------------------
                                                             $   19,122,952
---------------------------------------------------------------------------
Insured-Transportation -- 4.2%
---------------------------------------------------------------------------
    $ 20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $   19,075,602
      12,000       Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                 10,643,640
       8,750       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,589,313
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21             22,733,607
      10,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,989,000
       8,000       Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 7,413,840
---------------------------------------------------------------------------
                                                             $   76,445,002
---------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
---------------------------------------------------------------------------
    $ 25,000       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                    $   23,801,250
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                          5,500,746
      11,500       East Bay, CA, Municipal Utility
                   District, Water System Revenue, (FGIC),
                   5.00%, 6/1/26                                 11,361,310
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         13,055,980
      23,015       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               21,279,439
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                         8,383,050
      10,000       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          9,371,900
---------------------------------------------------------------------------
                                                             $   92,753,675
---------------------------------------------------------------------------
Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(2)                  $    4,513,500
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,543,136
---------------------------------------------------------------------------
                                                             $    6,056,636
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Nursing Home -- 7.6%
---------------------------------------------------------------------------
    $ 12,790       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   13,642,837
       2,700       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                   2,788,722
       4,815       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        5,225,238
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,056,231
      10,015       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              8,136,286
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,340,300
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,545,369
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,463,300
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,575,818
      11,745       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,336,596
       2,355       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            2,616,735
       4,395       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            4,464,353
       4,880       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             5,548,414
       9,120       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             9,299,938
      12,155       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,525,363
       4,820       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,079,798
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,086,003
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,117,100
       4,600       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,621,942
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,901,078
       2,405       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,530,757
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,732,720
         445       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02                   452,276
---------------------------------------------------------------------------
                                                             $  138,087,174
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.2%
---------------------------------------------------------------------------
    $ 14,640       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,595,612
       9,965       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,649,520
      11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(1)                               5,900,700
      14,825       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,595,455
      12,265       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,636,453
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(2)                                 480,000
       5,245       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,438,121
---------------------------------------------------------------------------
                                                             $   58,295,861
---------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
    $    265       South Orange County, CA, Public
                   Financing Authority, DRIVERS, Variable
                   Rate, 8/15/15(3)(5)                       $    1,808,095
       5,125       University Square Community Development
                   District, 6.75%, 5/1/20                        5,191,881
---------------------------------------------------------------------------
                                                             $    6,999,976
---------------------------------------------------------------------------
Transportation -- 2.4%
---------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., SC
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,571,538
       4,735       Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,294,819
      20,505       Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(4)(5)                           21,013,319
       9,500       Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(4)(5)                           9,671,760
       3,000       Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(4)(5)                                   2,974,650
---------------------------------------------------------------------------
                                                             $   43,526,086
---------------------------------------------------------------------------
Water and Sewer -- 2.1%
---------------------------------------------------------------------------
    $  5,480       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(4)(5)     $    5,725,723
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(4)(5)         10,442,395
      10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 9,291,700
       4,200       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)                    3,806,964
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Water and Sewer (continued)
---------------------------------------------------------------------------
    $  9,400       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)               $    8,872,190
---------------------------------------------------------------------------
                                                             $   38,138,972
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $1,729,039,126)                          $1,783,557,758
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   38,402,097
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,821,959,855
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                  10.1%
Others, representing less than 10% individually             87.8%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 22.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 9.0% of total investments.
 (1)  The Portfolio is accruing only partial interest on this security.
 (2)  Non-income producing security.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,729,039,126)      $1,783,557,758
Cash                                               5,683
Receivable for investments sold               26,678,004
Interest receivable                           31,452,476
Prepaid expenses                                  13,416
--------------------------------------------------------
TOTAL ASSETS                              $1,841,707,337
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Demand note payable                       $   19,600,000
Payable for investments purchased                 15,349
Payable to affiliate for Trustees' fees            3,540
Accrued expenses                                 128,593
--------------------------------------------------------
TOTAL LIABILITIES                         $   19,747,482
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,821,959,855
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,767,441,223
Net unrealized appreciation (computed on
   the basis of identified cost)              54,518,632
--------------------------------------------------------
TOTAL                                     $1,821,959,855
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED MARCH 31, 2001
Investment Income
------------------------------------------------------
Interest                                  $ 59,605,439
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 59,605,439
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  4,002,384
Trustees' fees and expenses                     20,366
Custodian fee                                  157,401
Legal and accounting services                   80,958
Miscellaneous                                   74,713
------------------------------------------------------
TOTAL EXPENSES                            $  4,335,822
------------------------------------------------------

NET INVESTMENT INCOME                     $ 55,269,617
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    846,490
   Interest rate swap contracts               (540,200)
------------------------------------------------------
NET REALIZED GAIN                         $    306,290
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 47,743,314
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 47,743,314
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 48,049,604
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $103,319,221
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     55,269,617  $      119,418,384
   Net realized gain (loss)                        306,290         (29,265,457)
   Net change in unrealized
      appreciation (depreciation)               47,743,314         (16,870,231)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $    103,319,221  $       73,282,696
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    123,475,389  $      184,624,795
   Withdrawals                                (174,820,044)       (613,467,015)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (51,344,655) $     (428,842,220)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     51,974,566  $     (355,559,524)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  1,769,985,289  $    2,125,544,813
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,821,959,855  $    1,769,985,289
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------------------------------------------
                                  (UNAUDITED)            2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.49%(1)         0.48%          0.45%          0.45%          0.52%          0.49%
   Expenses after custodian
      fee reduction                        0.49%(1)         0.47%          0.43%          0.43%          0.52%          0.48%
   Net investment income                   6.19%(1)         6.37%          5.92%          5.93%          6.51%          6.65%
Portfolio Turnover                           13%              41%            60%            28%            17%            19%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,821,960       $1,769,985     $2,125,545     $2,340,125     $2,181,615     $2,212,478
-----------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolio complies with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflected all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2001, the fee was equivalent to 0.45% (annualized) of the Portfolio's average daily net assets for such period and amounted to $4,002,384. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $233,268,957 and $251,641,051, respectively, for the six months ended March 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,729,039,126
    --------------------------------------------------------
    Gross unrealized appreciation             $  152,405,150
    Gross unrealized depreciation                (97,886,518)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   54,518,632
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the Portfolio had a balance outstanding pursuant to this line of credit of $19,600,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samual L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant